GOODWILL AND INTANGIBLE ASSETS (Tables) - OLD PlayStudios, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Goodwill and Intangible assets

	March 31, 2021			December 31, 2020
	Gross		Net	Gross
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Amortizable intangible assets:
Licenses	$1,000	$(550)	$450	$1,000	$(500)	$500
Trade names	1,240	(1,178)	62	1,240	(1,116)	124
	2,240	(1,728)	512	2,240	(1,616)	624

Nonamortizable intangible assets:
Marketing Agreement with a related party	1,000	—	1,000	1,000	—	1,000
Total intangible assets	$3,240	$(1,728)	$1,512	$3,240	$(1,616)	$1,624

The following table provides the gross carrying value and accumulated amortization for each major class of intangible asset other than goodwill (in thousands):

	December 31, 2020			December 31, 2019
	Gross			Gross
	Carrying	Accumulated	Net Carrying	Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Amortizable intangible assets:
Licenses	$1,000	$(500)	$500	$3,500	$(2,550)	$950
Trade names	1,240	(1,116)	124	1,240	(868)	372
	2,240	(1,616)	624	4,740	(3,418)	1,322
Nonamortizable intangible assets:
Marketing Agreement with a related party	1,000	—	1,000	1,000	—	1,000
Total intangible assets	$3,240	$(1,616)	$1,624	$5,740	$(3,418)	$2,322

Schedule of Estimated annual amortization expense

Projected
Amortization
Year Ending December 31,	Expense
Remainder of 2021	$212
2022	200
2023	100
2024	—
2025	—
Total	$512

As of December 31, 2020, the estimated annual amortization expense for the years ending December 31, 2021 through 2025 is as follows (in thousands):

Projected
Amortization
Year Ending December 31,	Expense
2021	$324
2022	200
2023	100
2024	—
2025	—
Total	$624